Income Tax Expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PRC company [member] | Bottom of range [member] | Pillar Two Legislation [Member]
Income tax [line items]
Increase decrease in withholding tax rate	5.00%
PRC company [member] | Top of range [member] | Pillar Two Legislation [Member]
Income tax [line items]
Increase decrease in withholding tax rate	10.00%
Hong Kong [member]
Income tax [line items]
Income tax rate	16.50%
Indonesia [member]
Income tax [line items]
Income tax rate	22.00%	22.00%	22.00%
PRC [member]
Income tax [line items]
Income tax rate	25.00%	25.00%	25.00%